Dec. 27, 2017
LEGG MASON PARTNERS MONEY MARKET TRUST
SUPPLEMENT DATED NOVEMBER 6, 2018
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS,
EACH DATED DECEMBER 27, 2017, OF
WESTERN ASSET GOVERNMENT RESERVES

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF NOVEMBER 13, 2018.

1.              The following footnote replaces, in its entirety, footnote 3 of the Fund’s Summary Prospectus and Statutory Prospectus in the section titled “Shareholder Fees” with respect to the potential imposition of a Small Account Fee for Class A2 shares:

If the value of your account is below $1,000 ($250 for retirement plans that are not employee-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.